Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Schedule of Investments [Line Items]
Listed investments	$ 77.3	[1]	$ 124.4	[1]	$ 76.8	[1]
Unlisted investments	2.6		1.7		1.3
Investments held by environmental trust funds	161.5	[2]	168.6	[2]	133.8	[2]
Equity investees	28.2	[3]	30.2	[3]	29.6	[3]
Other investments	2.6		19.4		12.8
Non-current investments	$ 272.2		$ 344.3		$ 254.3

[1]	Listed investments mainly consist of: December 31, 2011 December 31, 2010 June 30, 2010 Number of shares Market value, $ per share Number of shares Market value, $ per share Number of shares Market value, $ per share Evolution Mining Limited 15,535,016 1.62 - - - - GoldQuest Mining Corporation 13,962,500 0.08 13,962,500 0.39 13,962,500 0.11 Northam Platinum 7,820,169 3.75 - - - - Atacama Pacific Gold Corporation 4,945,598 3.79 4,945,598 3.22 - - Gran Columbia Gold Corporation 1,585,274 0.40 - - - - Medoro Resources Limited - - 1,321,062 2.30 3,963,186 0.69 Mvelaphanda Resources Limited (1) - - 8,397,858 7.29 8,397,858 6.16 Gold One International Limited - - 12,500,000 0.33 12,500,000 0.26 Conquest Mining Limited - - 51,783,388 0.58 51,783,388 0.30 (1) Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e). Details of the listed investments are as follows: December 31, 2011 December 31, 2010 June 30, 2010 Fair value 77.3 124.4 76.8 Cost 68.4 82.5 68.3 Net unrealized gain 8.9 41.9 8.5 The net gain comprises: Gross unrealized gains 15.2 42.3 10.9 Gross unrealized losses (6.3) (0.4) (2.4) 8.9 41.9 8.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. : 8 3 4 Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million) 6.6 (0.4) 99.2
[2]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, "Provision for Environmental Rehabilitation".
[3]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2011 December 31, 2010 June 30, 2010 December 31, 2011 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 26.4 13.2 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 34.9 * * * Timpetra Resources Limited Resource exploration 21.8 N/A N/A 1.2 N/A N/A * -Not readily determinable